CONSOLIDATED STATEMENTS OF OPERATIONS € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 USD ($) $ / shares shares		Dec. 31, 2017 EUR (€) € / shares shares		Dec. 31, 2016 USD ($) $ / shares shares		Dec. 31, 2016 EUR (€) € / shares shares		Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2015 EUR (€) € / shares shares
Profit or loss [Abstract]
Operating revenues		$ 1,320.0				$ 1,195.5				$ 2,100.9
Other income from ordinary activities		0.8				1.4				1.4
Total income from ordinary activities		1,320.8				1,196.9				2,102.3
Cost of operations		(1,239.4)				(1,250.4)				(1,817.2)
Gross profit		81.4				(53.5)				285.1
Research and development expenses - net		(28.8)				(13.6)				(68.7)
Marketing and selling expenses		(55.5)				(62.2)				(87.2)
General and administrative expenses		(81.7)				(84.3)				(98.5)
Other revenues (expenses) - net		(178.9)				(182.9)				(1,188.3)
Operating income		(263.5)				(396.5)				(1,157.6)
Expenses related to financial debt		(214.0)				(176.9)				(180.2)
Income provided by cash and cash equivalents		3.0				2.7				1.7
Cost of financial debt, net		(211.0)				(174.2)				(178.5)
Other financial income (loss)		4.2				(11.4)				(54.5)
Income (loss) of consolidated companies before income taxes		(470.3)				(582.1)				(1,390.6)
Income taxes		(23.7)				13.7				(77.0)
Net income (loss) from consolidated companies		(494.0)				(568.4)				(1,467.6)
Share of income (loss) in companies accounted for under equity method		(20.1)	[1]			(8.2)	[2]			21.4	[3]
Net income (loss)		(514.1)				(576.6)				(1,446.2)
Attributable to:
Owners of CGG S.A.		(514.9)	[4]	€ (458.6)	[5]	(573.4)	[4],[6],[7]	€ (518.6)	[5]	(1,450.2)	[4],[6],[7]	€ (1,302.0)	[5]
Non-controlling interests		$ 0.8				$ (3.2)				$ 4.0
Weighted average number of shares outstanding | shares	[4],[8],[9],[10]	46,038,287		46,038,287		43,255,753	[6],[7]	43,255,753	[6],[7]	12,647,881	[6],[7]	12,647,881	[6],[7]
Dilutive potential shares from stock options | shares	[4],[9],[11]	0		0		0	[6],[7]	0	[6],[7]	0	[6],[7]	0	[6],[7]
Dilutive potential shares from performance share plans | shares	[4],[9],[11]	0		0		0	[6],[7]	0	[6],[7]	0	[6],[7]	0	[6],[7]
Dilutive potential shares from Convertible bonds | shares	[4],[9],[11]	0		0		0	[6],[7]	0	[6],[7]	0	[6],[7]	0	[6],[7]
Dilutive weighted average number of shares outstanding adjusted when dilutive | shares	[4],[8],[9],[10]	46,038,287		46,038,287		43,255,753	[6],[7]	43,255,753	[6],[7]	12,647,881	[6],[7]	12,647,881	[6],[7]
Net income (loss) per share
- Basic | (per share)		$ (11.18)	[4]	€ (9.96)	[5]	$ (13.26)	[4],[6],[7]	€ (11.99)	[5]	$ (114.66)	[4],[6],[7]	€ (102.94)	[5]
- Diluted | (per share)		$ (11.18)	[4],[12]	€ (9.96)	[5]	$ (13.26)	[4],[6],[7],[12]	€ (11.99)	[5]	$ (114.66)	[4],[6],[7],[12]	€ (102.94)	[5]

[1]	Share of operating results of companies accounted for under equity method was US$(11.9) million for the year ended December 31, 2017.
[2]	Share of operating results of companies accounted for under equity method was US$(6.9) million for the year ended December 31, 2016.
[3]	Share of operating results of companies accounted for under equity method was US$38.3 million for the year ended December 31, 2015.
[4]	As a result of the February 21, 2018 CGG S.A. capital increase via an offering of preferential subscription rights to existing shareholders, the calculation of basic and diluted earnings per share for 2017, 2016 and 2015 has been adjusted retrospectively. Number of ordinary shares outstanding has been adjusted to reflect the proportionate change in the number of shares.
[5]	Converted at the average exchange rate of US$1.1227, US$1.1057 and US$1.1138 per € for 2017, 2016 and 2015 respectively.
[6]	As a result of the 5 February 2016 CGG S.A. capital increase via an offering of preferential subscription rights to existing shareholders, the calculation of basic and diluted earnings per shares for 2015 has been adjusted retrospectively. Number of ordinary shares outstanding has been adjusted to reflect the proportionate change in the number of shares.
[7]	As a result of the July 20, 2016 reverse stock split the calculation of basic and diluted earnings per shares for 2015 has been adjusted retrospectively. Number of ordinary shares outstanding has been adjusted to reflect the proportionate change in the number of shares.
[8]	(2) As a result of the February 5, 2016 CGG S.A. capital increase via an offering of preferential subscription rights to existing shareholders, the calculation of basic and diluted earnings per share for 2015 has been adjusted retrospectively. Number of ordinary shares outstanding has been adjusted to reflect the proportionate change in the number of sha
[9]	As a result of the February 21, 2018 CGG S.A. capital increase via an offering of preferential subscription rights to existing shareholders, the calculation of basic and diluted earnings per share for 2017, 2016 and 2015 has been adjusted retrospectively. Number of ordinary shares outstanding has been adjusted to reflect the proportionate change in the number of shares
[10]	As a result of the July 20, 2016 reverse stock split the calculation of basic and diluted earnings per share for 2015 has been adjusted retrospectively. Number of ordinary shares outstanding has been adjusted to reflect the proportionate change in the number of shares.
[11]	As our net result was a loss, stock options, performance shares plans and convertible bonds had an anti-dilutive effect; as a consequence, potential shares linked to those instruments were not taken into account in the dilutive weighted average number of shares or in the calculation of diluted loss per share.
[12]	As our net result was a loss, the restatement of "financial expenses on convertible bond, net of tax" had an anti-dilutive effect and shouldn't be taken into account in the calculation of diluted loss per share. As a result the formula for the diluted loss per share is (a) / (f).